SHARE-BASED COMPENSATION	6 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

NOTE 18 — SHARE-BASED COMPENSATION

Shares issued to management and employees

On September 12, 2024, the Company adopted a 2024 equity incentive plan (the “2024 Plan”) to motivate, attract and retain directors, consultants or key employees to exert their best efforts on behalf of the Company and link their personal interests to those of the Company’s shareholders. The 2024 Plan has a maximum number of 2,000,000 Class A ordinary shares of the Company available for issuance pursuant to all awards under the 2024 Plan.

The Company entered into agreements with certain consultants on September 20, 2024 and granted them a total of 931,000 Class A ordinary shares, and entered into agreements with certain key employees on October 15, 2024, and granted them a total of 600,000 Class A ordinary shares. These shares are granted as awards for their services during the Company’s successful IPO, the total value of the shares was $3,410,200 based on the closing stock price of $2.20 and $2.27 on the respective grant dates. The 1,531,000 Class A ordinary shares were fully issued on November 1, 2024.

The Company entered into agreements with certain consultants on April 16, 2025 and April 17, 2025 and granted them a total of 170,000 Class A ordinary shares, and entered into agreements with certain key employees on April 21, 2025, and granted them a total of 299,000 Class A ordinary shares. These shares are granted as awards for their services during the Company’s successful IPO, the total value of the shares was $510,276 based on the closing stock price of $1.07, $1.10 and $1.09 on the respective grant dates. The 469,000 Class A ordinary shares were fully issued on April 29, 2025.

The share-based compensation expense recorded for these shares issued was $1,001,162 and $2,048,200 for the six months ended September 30, 2025 and 2024, respectively. As of September 30, 2025, the unrecognized share-based compensation expense of these shares issued was $246,864, which is expected to be recognized over a weighted average period of approximately 0.46 years.

Restricted Shares for services

On August 13, 2024, the Company approved the grant of 200,000 restricted shares with a value of $360,000 based on the closing stock price of $1.80 to a consultant as consideration for his consulting service for one year. The vesting period of these shares was nine months from the date of contracts. The 200,000 restricted shares were fully issued on August 13, 2024.

On September 30, 2024, the Company entered into agreements with two third party companies for their consulting service with a period of one year, and the Company granted each of the two third party companies 1,000,000 restricted shares with a value of $2,080,000 based on the closing stock price of $2.08 as consideration for their consulting services. The vesting period of these shares was six months from the date of contracts. The 2,000,000 restricted shares were fully issued on October 29, 2024.

On December 1, 2024, the Company entered into an agreement with a third party company for its consulting service with a period of one year, and the Company granted this third party company 1,000,000 restricted shares with a value of $4,060,000 based on the closing stock price of $4.06 as consideration for its consulting services. The vesting period of these shares was six months from the date of contract. The 1,000,000 restricted shares were fully issued on March 4, 2025.

The share-based compensation expense recorded for these restricted shares issued for service was $4,260,000 and $30,000 for the six months ended September 30, 2025 and 2024, respectively. As of September 30, 2025, the unrecognized share-based compensation expense of these restricted shares issued was $676,667, which is expected to be recognized over a weighted average period of approximately 0.17 years.